Employee Cost - Summary of Employee Cost (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Employee Cost [Abstract]
Wages and salaries	$ 453,452	$ 403,312	$ 341,134
Other remunerations	61,527	50,709	47,612
Social benefits	54,003	44,967	42,354
Severance payments	4,464	6,479	5,102
Labor union fees	16,991	15,421	14,842
Taxes on employee benefits	7,832	6,483	6,053
PTU	10,128	10,337	2,917
Retirement employee benefits	16,688	14,598	13,352
Others	38,275	32,254	29,348
Total employee cost	$ 663,360	$ 584,560	$ 502,794